Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Employee benefit plans
Service cost	¥ 2,393	¥ 2,098	¥ 5,018	¥ 4,459
Interest cost	564	361	1,129	722
Expected return on plan assets	(1,517)	(1,501)	(3,033)	(3,002)
Amortization of net actuarial losses	1,001	712	2,003	1,424
Amortization of prior service cost	(265)	(287)	(530)	(574)
Net periodic benefit cost	¥ 2,176	¥ 1,383	¥ 4,587	¥ 3,029